Related Party Transactions - Schedule of Names and Relationship of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	One of the directors is Mr. Yee Kit Chan. 100% fully owned by Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Top Star E-Commerce Logistics Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.
Business Great Global Supply Chain Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	Sole director and sole shareholder is one of the shareholders, Mr. Kin Yin Alfred Kwong. It became a wholly owned subsidiary of the Company via share exchange arrangement on March 16, 2022.
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Granful Solutions Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	One of the directors is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.